Notes on the consolidated statements of operations (Details 3) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Statement [Abstract]
Revenue	€ 0	€ 3,667	€ 2,734
Expenses	0	(5,168)	(4,067)
Results from operating activities	0	(1,501)	(1,333)
Income tax	0	488	374
Results from operating activities, net of tax	0	(1,013)	(959)
Gain on sale of discontinued operation	0	381
Profit (loss) from discontinued operations, net of tax	€ 0	€ (632)	€ (959)
Earnings per share - discontinued operations
Basic loss per share (In euro per share)	€ 0	€ (25.28)	€ (38.36)
Diluted loss per share (In euro per share)	€ 0	€ (25.28)	€ (38.36)